Cover	9 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Entity Central Index Key	0000909327
Entity Registrant Name	Suzano S.A.
Document Period End Date	Sep. 30, 2025
Current Fiscal Year End Date	--09-30